Overview (Details)				12 Months Ended
	Dec. 23, 2024 USD ($) $ / shares shares	Oct. 02, 2024 USD ($) shares	Sep. 05, 2024 USD ($) shares	Dec. 31, 2024 $ / shares shares	Nov. 21, 2024 USD ($) $ / shares	Sep. 04, 2024 $ / shares shares	Jul. 19, 2024 HKD ($)	Feb. 05, 2024 $ / shares shares	Jan. 19, 2024 shares	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Jan. 08, 2019 USD ($) shares
Overview [Line Items]
Par value per share (in Dollars per share) | $ / shares								$ 1
Re-designated, ordinary shares				12,500,000
Outstanding balance							$ 1,426,750			$ 18,679,181	$ 2,391,425
Aggregate gross proceeds (in Dollars) | $		$ 399,000
Structuring fee (in Dollars) | $	$ 25,000
Ordinary Share [Member]
Overview [Line Items]
Authorized share capital								500,000,000
Class A Ordinary Shares [Member]
Overview [Line Items]
Number of ordinary shares issued						597,856
Par value per share (in Dollars per share) | $ / shares						$ 4
Re-designated, ordinary shares				10,500,000
Class B Ordinary Shares [Member]
Overview [Line Items]
Re-designated, ordinary shares				2,000,000
Ms. Leung Po Man Stella [Member]
Overview [Line Items]
Number of ordinary shares issued				50,000					1
Bliss On [Member]
Overview [Line Items]
Number of ordinary shares issued									50,000
Promissory note issued										$ 18,679,181	$ 2,391,425
Powell Max [Member]
Overview [Line Items]
Number of ordinary shares issued				12,500,000
Number of ordinary shares outstanding				12,500,000
Powell Max [Member] | Ordinary Share [Member]
Overview [Line Items]
Number of ordinary shares issued								500,000,000
Surrendered ordinary shares				487,500,000
YA II PN, Ltd. [Member] | Class A Ordinary Shares [Member]
Overview [Line Items]
Par value per share (in Dollars per share) | $ / shares					$ 0.0001
Ordinary shares value (in Dollars) | $					$ 40,000,000
Investor [Member]
Overview [Line Items]
Percentage of commitment fee settlement	50.00%
Investor [Member] | Class A Ordinary Shares [Member]
Overview [Line Items]
Number of ordinary shares issued	63,898
Par value per share (in Dollars per share) | $ / shares	$ 3.13
Ordinary Share [Member]
Overview [Line Items]
Number of ordinary shares issued												50,000
Par value per share (in Dollars per share) | $ / shares				$ 0.0001
Surrendered ordinary shares				487,500,000
Ordinary shares value (in Dollars) | $												$ 50,000
Ordinary Share [Member] | Ms. Leung Po Man Stella [Member]
Overview [Line Items]
Number of ordinary shares issued								10,000
Par value per share (in Dollars per share) | $ / shares								$ 0.0001
Ordinary Share [Member] | Powell Max [Member]
Overview [Line Items]
Par value per share (in Dollars per share) | $ / shares								$ 0.0001
Initial Public Offering [Member]
Overview [Line Items]
Gross proceeds (in Dollars) | $			$ 5,707,000
Initial Public Offering [Member] | Class A Ordinary Shares [Member]
Overview [Line Items]
Number of ordinary shares issued			1,426,750
Purchase of additional ordinary shares		99,765